Financial Instruments	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Financial Instruments
14.	Financial Instruments:

The principal financial assets of the Company consist of cash on hand and at banks, restricted cash, prepaid expenses and other receivables and long term deposits. The principal financial liabilities of the Company consist of long-term loans, accounts payable due to suppliers, amounts due to related parties and accrued liabilities.

a)

Interest rate risk: The Company as of December 31, 2022 is subject to market risks relating to changes in interest rates, since all of its debt except the Cargill Facility is subject to floating interest rates.

b)

Credit risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash. The Company places its temporary cash investments, consisting mostly of deposits, with high credit qualified financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions with which it places its temporary cash investments.

c)	Fair value:

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

Cash and cash equivalents and restricted cash are considered Level 1 items as they represent liquid assets with short term maturities. The Company considers its creditworthiness when determining the fair value of its liquid assets.

The fair value of interest rate swaps was determined using a discounted cash flow method taking into account current and future interest rates and the creditworthiness of both the financial instrument counterparty the Company and hence are considered Level 2 items in accordance with the fair value hierarchy. The Company paid a fixed rate and received a floating rate for these interest rate swaps. The fair values of these derivatives were derived principally from, or corroborated by, observable market data inputs included quoted prices for similar assets, liabilities (risk adjusted) and market-corroborated inputs, such as market comparables, interest rates, yield curves and other items that allowed values to be determined.

The fair value of warrants was determined using the Black Scholes methodology and hence are considered Level 3 items in accordance with the fair value hierarchy.

The Company follows the accounting guidance for Fair Value Measurements. This guidance enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The guidance requires assets and liabilities carried at fair value to be classified and disclosed in one of the following three categories:

Level 1: Quoted market prices in active markets for identical assets or liabilities;

Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data;

Level 3: Unobservable inputs that are not corroborated by market data.

Interest rate swap agreements

The Company had entered into interest rate swap transactions to manage interest costs and the risk associated with changing interest rates with respect to its variable interest rate credit facilities. These interest rate swaps were pay-fixed, receive-variable interest rate swaps based on the USD LIBOR swap rate.

On January 16 and January 21, 2020, as part of the prepayment of the ABN Facility, the Company unwound its two remaining interest rate swaps with ABN Amro bank and realized a loss of $405. On February 21, 2020, as part of the prepayment of the Alpha Bank Facility, the Company unwound its interest rate swap with Alpha bank and realized a loss of $927, being the last interest rate swap of the Company. In both cases the resulting losses included losses resulting from the discontinuation of hedge accounting applied that were transferred from Other comprehensive income to (Loss)/Gain on Derivative financial instruments in the consolidated statements of comprehensive (loss)/income.

The following table sets forth a summary of changes in fair value of the Company’s level 3 fair value measurements classified as liability for the year ended December 31, 2021. There were no instruments classified as liability subject to level 3 fair value measurements in the year ended December 31, 2022.

Closing balance – December 31, 2020	66
Change in fair value of Class B Warrants, included in (Loss)/Gain on derivative financial instruments in the consolidated statements of comprehensive (loss)/income	(66)
Closing balance – December 31, 2021	-

Location and amounts of derivative financial instruments fair values:

Information on the location and amounts of derivative financial instruments fair values in the balance sheet and derivative financial instrument losses in the statement of comprehensive (loss)/income are presented below:

	Amount of (loss)/gain recognized in Statement of comprehensive loss / (income) located in (Loss)/Gain on derivative financial instruments
	2020	2021	2022
Interest rate swaps- change in fair value	(1,332)	-	-
Interest rate swaps– realized gain/(loss)	(25)	-	-
Class B Warrants- change in fair value	543	66	-
Total	(814)	66	-